Suppliers and contractors	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Suppliers and contractors

12.	Suppliers and contractors

	Notes	June 30, 2023	December 31, 2022
Third parties – Brazil		3,318	2,691
Third parties – Abroad		1,753	1,599
Related parties	29	169	171
Total		5,240	4,461

The Company has transactions with certain suppliers, which allows them to anticipate their receivables and the Company to extend its payment term within the short term, that is, during its operational cycle. The outstanding balance related to those transactions was US$1,531 as of June 30, 2023 (December 31, 2022: US$743), of which US$314 (December 31, 2022: US$202) relates to the structure created by the Company with the exclusive purpose of enabling small and medium suppliers to anticipate their receivables with better interest rates, in line with Vale’s social pillar.